INTANGIBLE ASSETS AND GOODWILL (Details 1) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Finite And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 13,724,496	¥ 12,577,440
Accumulated amortization	(12,518,252)	(12,204,977)
Net carrying value	1,206,244	372,463
Trademarks
Finite And Indefinite-Lived Intangible Assets [Line Items]
Unamortized intangible assets	2,970,000	2,970,000
Software
Finite And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying value	8,694,496	7,547,440
Accumulated amortization	(7,488,252)	(7,174,977)
Net carrying value	1,206,244	372,463
Cooperation agreement
Finite And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying value	5,030,000	5,030,000
Accumulated amortization	(5,030,000)	(5,030,000)
Net carrying value	¥ 0	¥ 0